Personnel expenses and cost of material (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expenses and cost of material
Personnel expenses	€ 388,050	€ 319,353	€ 250,082
Statutory retirement insurance expenses	15,106	12,407	10,065
Cost of materials	120,568	107,837	92,827
Foreign
Personnel expenses and cost of material
Personnel expenses	284,452	240,947	187,677
Statutory retirement insurance expenses	9,066	7,566	6,292
Cost of materials	€ 90,901	€ 83,275	€ 73,064